                                 GREAT HALL(R)

                             INVESTMENT FUNDS, INC.

















                               Semi-Annual Report
                                January 31, 2001





                       GREAT HALL INVESTMENT FUNDS, INC.

CONTENTS


Statements of Assets and Liabilities                           2

Statements of Operations                                       3

Statements of Changes in Net Assets                            4

Notes to Financial Statements                                  6

Schedules of Investments in Securities:

   Prime Money Market Fund                                    10

   U.S. Government Money Market Fund                          16

   Tax-Free Money Market Fund                                 17

   Institutional Prime Money Market Fund                      25

   Institutional Tax-Free Money Market Fund                   27

Notes to Investments in Securities                            31

RAYE KANZENBACH PHOTO
Raye Kanzenbach, CFA

                                                                   March 7, 2001

                        To Our Shareholders:

                        I am pleased to present the January 31, 2001 Semi-Annual Report for the Great Hall Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax Free Money Market Funds. This report contains a statement of each Fund's financial condition as of January 31, 2001, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six-month period.

                        Short-term interest rates have declined by about 1.00% since the beginning of the Funds' fiscal year on August
                        1. The economy has slowed significantly in recent months, and in November the financial markets began to anticipate that the Federal Reserve would respond by lowering interest rates. The Fed did indeed reduce short-term rates by a full 1.00% in January, the swiftest decline since Alan Greenspan has been chairman. The financial markets believe the Fed will continue to reduce short-term interest rates in the coming months in order to boost economic growth. The greater the slowdown in the economy, the greater will be the decline in interest rates.

The reduction in the fed funds rate caused interest rates on money market instruments to drop. This of course resulted in lower yields on the Great Hall Money Market Funds.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. With the slowing economy we believe it is especially important to continue to emphasize only high quality securities within the Great Hall funds.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,

RAYE KANZENBACH
Raye Kanzenbach
Chief Investment Officer
Great Hall Investment Funds

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2001

                                 PRIME        U.S. GOVERNMENT     TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                 MONEY             MONEY           MONEY          MONEY            MONEY
(UNAUDITED)                   MARKET FUND       MARKET FUND     MARKET FUND    MARKET FUND      MARKET FUND
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities
  at market value (note
  2), including repurchase
  agreements of $0;
  $35,900,000; $0; $0 and
  $0, respectively
  (amortized cost
  $5,407,997,664;
  $315,500,732;
  $521,754,806;
  $536,125,555 and
  $139,896,399,
  respectively)...........   $5,404,531,773    $315,500,732     $521,754,806   $536,125,555    $139,896,399
Cash in bank on demand
  deposit.................           83,910           3,592          84,883        357,623           19,738
Accrued interest
  receivable..............       17,102,135       1,249,022       2,965,962      2,163,143          884,803
Organization costs (note
  2)......................               --              --              --          2,565               --
-------------------------------------------------------------------------------------------------------------
Total assets..............    5,421,717,818     316,753,346     524,805,651    538,648,886      140,800,940
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued investment
  advisory fee............        1,911,081         106,284         204,987        102,484           28,356
Other accrued expenses....        1,229,729         113,058         206,896        152,067           40,574
-------------------------------------------------------------------------------------------------------------
Total liabilities.........        3,140,810         219,342         411,883        254,551           68,930
-------------------------------------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital
  stock...................   $5,418,577,008    $316,534,004     $524,393,768   $538,394,335    $140,732,010
-------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital stock - authorized
  100 billion shares of
  $.01 par value for each
  Fund, outstanding
  5,422,042,899;
  316,534,004 and
  524,393,768 shares,
  respectively............   $   54,220,429    $  3,165,340     $ 5,243,938    $        --     $         --
Capital stock - authorized
  10 billion shares of
  $.01 par value for each
  Fund, outstanding
  538,394,335 and
  140,732,010 shares,
  respectively............               --              --              --      5,383,943        1,407,320
Additional paid-in
  capital.................    5,367,822,470     313,368,664     519,149,830    533,010,392      139,324,690
Unrealized depreciation on
  investments.............       (3,465,891)             --              --             --               --
-------------------------------------------------------------------------------------------------------------
    Total - representing
      net assets
      applicable to
      outstanding capital
      stock...............   $5,418,577,008    $316,534,004     $524,393,768   $538,394,335    $140,732,010
-------------------------------------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital
  stock...................   $         1.00    $       1.00     $      1.00    $      1.00     $       1.00
-------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2001

                                    PRIME       U.S. GOVERNMENT    TAX-FREE     INST'L PRIME   INST'L TAX-FREE
                                    MONEY            MONEY           MONEY         MONEY            MONEY
          (UNAUDITED)            MARKET FUND      MARKET FUND     MARKET FUND   MARKET FUND      MARKET FUND
--------------------------------------------------------------------------------------------------------------
INCOME:
  Interest.....................  $167,985,827     $9,098,793      $9,244,102    $15,367,925      $3,106,560
--------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
  Investment advisory fee......   11,118,007         605,775       1,129,858        579,901         188,612
  Custodian, accounting and
    transfer agent fees........      120,500          29,800          31,250         16,600          17,450
  Sub-accounting fees..........    3,022,162          79,161          71,853          2,003           1,135
  Reports to shareholders......    1,125,000          27,750          22,600          2,300             850
  Amortization of organization
    costs......................           --              --              --            847              --
  Directors' fees..............        6,300           6,300           6,300          6,300           6,300
  Audit and legal fees.........       45,000           7,750          11,000          5,450             500
  Registration fees............      202,389           5,118         100,768        121,249          63,620
  Administrative...............       18,400             300           1,250          1,700             400
  Other expenses...............       21,000          12,800           3,750          6,450           2,000
--------------------------------------------------------------------------------------------------------------
Total expenses.................   15,678,758         774,754       1,378,629        742,800         280,867
--------------------------------------------------------------------------------------------------------------
Investment income - net........  152,307,069       8,324,039       7,865,473     14,625,125       2,825,693
--------------------------------------------------------------------------------------------------------------
Change in unrealized
  depreciation on
  investments - net............   (3,465,891)             --              --             --              --
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations....  $148,841,178     $8,324,039      $7,865,473    $14,625,125      $2,825,693
--------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                         PRIME                       U.S. GOVERNMENT                    TAX-FREE
                                   MONEY MARKET FUND                MONEY MARKET FUND               MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
                              SIX-MONTH                         SIX-MONTH                       SIX-MONTH
                             PERIOD ENDED         YEAR        PERIOD ENDED        YEAR        PERIOD ENDED        YEAR
                             JANUARY 31,         ENDED         JANUARY 31,        ENDED        JANUARY 31,        ENDED
                                 2001           JULY 31,          2001          JULY 31,          2001          JULY 31,
                             (UNAUDITED)          2000         (UNAUDITED)        2000         (UNAUDITED)        2000
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Investment income, net...  $ 152,307,069    $  251,917,340   $  8,324,039    $  14,603,545   $  7,865,473    $  13,860,450
 Unrealized depreciation
   on investments - net...     (3,465,891)               --             --               --             --               --
---------------------------------------------------------------------------------------------------------------------------
 Net increase in net
   assets resulting from
   operations.............    148,841,178       251,917,340      8,324,039       14,603,545      7,865,473       13,860,450
---------------------------------------------------------------------------------------------------------------------------
Distributions from:
 Investment
   income - net...........   (152,307,069)     (251,917,340)    (8,324,039)     (14,603,545)    (7,865,473)     (13,860,450)
---------------------------------------------------------------------------------------------------------------------------
 Total distributions to
   shareholders...........   (152,307,069)     (251,917,340)    (8,324,039)     (14,603,545)    (7,865,473)     (13,860,450)
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions
 at net asset value of
 $1.00 per share:
   Proceeds from sales....  1,259,406,316     2,124,001,382    153,852,071      234,351,937    269,363,681      464,030,216
   Shares issued for
     reinvestment of
     distributions........    152,307,069       251,917,340      8,324,039       14,603,545      7,865,473       13,860,450
   Payment for shares
     redeemed.............   (841,173,601)   (2,047,115,404)  (112,603,277)    (253,370,796)  (179,065,044)    (548,799,640)
---------------------------------------------------------------------------------------------------------------------------
 Increase/(decrease) in
   net assets from capital
   share transactions.....    570,539,784       328,803,318     49,572,833       (4,415,314)    98,164,110      (70,908,974)
---------------------------------------------------------------------------------------------------------------------------
Total increase/(decrease)
 in net assets............    567,073,893       328,803,318     49,572,833       (4,415,314)    98,164,110      (70,908,974)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of
 period...................  4,851,503,115     4,522,699,797    266,961,171      271,376,485    426,229,658      497,138,632
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of
 period...................  $5,418,577,008   $4,851,503,115   $316,534,004    $ 266,961,171   $524,393,768    $ 426,229,658
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

                                   INSTITUTIONAL PRIME              INSTITUTIONAL TAX-FREE
                                    MONEY MARKET FUND                 MONEY MARKET FUND
----------------------------------------------------------------------------------------------
                                SIX-MONTH                         SIX-MONTH
                              PERIOD ENDED         YEAR         PERIOD ENDED         YEAR
                               JANUARY 31,         ENDED         JANUARY 31,         ENDED
                                  2001           JULY 31,           2001           JULY 31,
                               (UNAUDITED)         2000          (UNAUDITED)         2000
----------------------------------------------------------------------------------------------
Operations:
 Investment income, net...    $ 14,625,125     $  23,713,690    $  2,825,693     $   3,635,739
 Unrealized depreciation
   on investments - net...              --                --              --                --
----------------------------------------------------------------------------------------------
 Net increase in net
   assets resulting from
   operations.............      14,625,125        23,713,690       2,825,693         3,635,739
----------------------------------------------------------------------------------------------
Distributions from:
 Investment
   income - net...........     (14,625,125)      (23,713,690)     (2,825,693)       (3,635,739)
----------------------------------------------------------------------------------------------
 Total distributions to
   shareholders...........     (14,625,125)      (23,713,690)     (2,825,693)       (3,635,739)
----------------------------------------------------------------------------------------------
Capital share transactions
 at net asset value of
 $1.00 per share:
   Proceeds from sales....     435,147,102     1,025,812,563      95,120,034       285,108,439
   Shares issued for
     reinvestment of
     distributions........      14,625,125        23,713,690       2,825,693         3,635,739
   Payment for shares
     redeemed.............    (293,868,461)     (977,218,781)   (116,134,601)     (182,971,975)
----------------------------------------------------------------------------------------------
 Increase/(decrease) in
   net assets from capital
   share transactions.....     155,903,766        72,307,472     (18,188,874)      105,772,203
----------------------------------------------------------------------------------------------
Total increase/(decrease)
 in net assets............     155,903,766        72,307,472     (18,188,874)      105,772,203
----------------------------------------------------------------------------------------------
Net assets at beginning of
 period...................     382,490,569       310,183,097     158,920,884        53,148,681
----------------------------------------------------------------------------------------------
Net assets at end of
 period...................    $538,394,335     $ 382,490,569    $140,732,010     $ 158,920,884
----------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

   Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes five funds: the Prime, U.S. Government, Tax-Free, Institutional Prime, and Institutional Tax-Free Money Market Funds (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The significant accounting policies followed by the funds are as follows:

   INVESTMENTS IN SECURITIES
   Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share.

   As of January 31, 2001, a single security held by the Prime Money Market Fund was in default as the issuer had not paid the principal balance at the maturity date. For financial statement reporting purposes, this security was valued at fair market value, as determined by prices obtained from independent broker-dealers, rather than at amortized cost. The net asset value of the Prime Money Market Fund remained at $1.00 per share, rounded, including the valuation of this security.

   Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

   USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ form those estimates.

   FEDERAL TAXES
   The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

   DISTRIBUTIONS TO SHAREHOLDERS
   Distributions to shareholders from net investment income are declared daily and paid monthly through reinvest-ment in additional shares of the funds at net asset value or paid in cash.

   ORGANIZATION COSTS
   Organization expenses were incurred in connection with the start-up and initial registration of the Institutional Prime Money Market Fund. These costs are being amortized over 60 months on a straight-line basis.

   REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  INVESTMENT SECURITY TRANSACTIONS

   Cost of purchases and proceeds from sales of securities from August 1, 2000 to January 31, 2001 were as follows:

                                                                       PURCHASES       SALES PROCEEDS
    --------------------------------------------------------------------------------------------------
    Prime Fund..................................................    $26,167,747,353    $25,600,499,282
    U.S. Government Fund........................................      4,567,602,280      4,517,650,523
    Tax-Free Fund...............................................        475,736,448        377,605,197
    Institutional Prime Fund....................................      4,665,476,127      4,510,222,337
    Institutional Tax-Free Fund.................................        156,721,044        175,010,308

4.  FEES AND EXPENSES

   The Company has entered into an investment advisory and management agreement with Voyageur Asset Management Inc. (VAM), formerly Insight Investment Management, Inc., a wholly-owned subsidiary of Dain Rauscher Corporation, under which VAM manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay VAM a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets. The fees for both the Institutional Prime and Institutional Tax-Free Money Market Funds are equal to an annual rate of 0.25% of net assets.

   Each of the five funds has also entered into sub-accounting agreements with affiliate Dain Rauscher Incorporated (DRI) where the firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DRI for providing such service, is equal to an annual rate of $18 per shareholder account plus certain out-of-pocket expenses.

   In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

   Legal fees and expenses of $41,432 for the period ended January 31, 2001 were paid to a law firm of which the Secretary of the funds is a partner.

5.  FINANCIAL HIGHLIGHTS

   Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                               PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                      SIX-MONTH
                                     PERIOD ENDED
                                   JANUARY 31, 2001    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     (UNAUDITED)      JULY 31, 2000   JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations                              0.03             0.05            0.05            0.05            0.05
Distributions from investment
  operations                             (0.03)           (0.05)          (0.05)          (0.05)          (0.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total return                               3.0%             5.3%            4.6%            5.0%            4.9%
Net assets, end of period
  (millions)                            $5,419           $4,852          $4,523          $4,844          $3,130
Ratio of expenses to average
  net assets                              0.62%*           0.63%           0.61%           0.63%           0.64%
Ratio of net investment income
  to average net assets                   6.01%*           5.32%           4.62%           5.04%           4.90%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

   * Adjusted to an annual basis.

                                                          U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                      SIX-MONTH
                                     PERIOD ENDED
                                   JANUARY 31, 2001    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     (UNAUDITED)      JULY 31, 2000   JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations                              0.03             0.05            0.05            0.05            0.05
Distributions from investment
  operations                             (0.03)           (0.05)          (0.05)          (0.05)          (0.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total return                               3.0%             5.2%            4.5%            5.0%            4.8%
Net assets, end of period
  (millions)                            $  317           $  267          $  271          $  229          $  182
Ratio of expenses to average
  net assets                              0.56%*           0.57%           0.59%           0.59%           0.60%
Ratio of net investment income
  to average net assets                   5.98%*           5.22%           4.50%           4.98%           4.85%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

                                                              TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                      SIX-MONTH
                                     PERIOD ENDED
                                   JANUARY 31, 2001    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                     (UNAUDITED)      JULY 31, 2000   JULY 31, 1999   JULY 31, 1998   JULY 31, 1997
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment
  operations                              0.02             0.03            0.03            0.03            0.03
Distributions from investment
  operations                             (0.02)           (0.03)          (0.03)          (0.03)          (0.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 1.00           $ 1.00          $ 1.00          $ 1.00          $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total return                               1.8%             3.2%            2.7%            3.1%            3.0%
Net assets, end of period
  (millions)                            $  524           $  426          $  497          $  546          $  423
Ratio of expenses to average
  net assets                              0.61%*           0.59%           0.59%           0.58%           0.58%
Ratio of net investment income
  to average net assets                   3.48%*           3.16%           2.65%           3.05%           3.02%
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

   * Adjusted to an annual basis.

                                                          INSTITUTIONAL PRIME MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                             SIX-MONTH                                           PERIOD FROM
                                            PERIOD ENDED                                      AUGUST 11, 1997(A)
                                          JANUARY 31, 2001    YEAR ENDED       YEAR ENDED             TO
                                            (UNAUDITED)      JULY 31, 2000   JULY 31, 1999      JULY 31, 1998
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 1.00           $ 1.00           $ 1.00             $ 1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations                0.03             0.06             0.05               0.05
Distributions from investment
  operations                                    (0.03)           (0.06)           (0.05)             (0.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 1.00           $ 1.00           $ 1.00             $ 1.00
----------------------------------------------------------------------------------------------------------------
Total return                                      3.2%             5.7%             4.9%               5.2%
Net assets, end of period (millions)           $  538           $  382           $  310             $  214
Ratio of expenses to average net
  assets                                         0.32%(b)         0.32%            0.34%              0.39%(c)
Ratio of net investment income to
  average net assets                              6.3%(b)         5.68%            4.85%              5.27%(c)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

                                                            INSTITUTIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------
                                                       SIX-MONTH                             PERIOD FROM
                                                      PERIOD ENDED                      SEPTEMBER 23, 1998(A)
                                                    JANUARY 31, 2001     YEAR ENDED              TO
                                                      (UNAUDITED)      JULY 31, 2000        JULY 31, 1999
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 1.00            $ 1.00              $ 1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations                          0.02              0.03                0.03
Distributions from investment operations                  (0.02)            (0.03)              (0.03)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 1.00            $ 1.00              $ 1.00
-------------------------------------------------------------------------------------------------------------
Total return                                                1.9%              3.4%                2.5%
Net assets, end of period (millions)                     $  141            $  159              $   53
Ratio of expenses to average net assets                    0.37%(b)          0.39%               0.30%(d)
Ratio of net investment income to average net
  assets                                                   3.75%(b)          3.49%               2.79%(d)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

   (a) Commencement of operations
   (b) Adjusted to an annual basis.
   (c) Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by VAM for the Institutional Prime Money Market Fund during the period ended July 31, 1998. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.42%/5.24% for the period ended July 31, 1998.
   (d) Adjusted to an annual basis. Various fund fees and expenses were voluntarily waived or absorbed by VAM for the Institutional Tax-Free Money Market Fund during the period ended July 31, 1999 and year ended July 31, 2000. Had the Fund paid all expenses, the ratio of expenses and net investment income to average net assets would have been 0.55%/2.54% for the period ended July 31, 1999, and 0.44%/3.44% for the year ended July 31, 2000.

PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (99.40%):
-------------------------------------------------------------------------------------------------------------
AEROSPACE (0.63%)
General Dynamics Corporation                            5.33%    5/24/01     $ 35,000,000(c)   $   34,419,622
                                                                                               --------------
AGRICULTURAL PRODUCTS (2.27%)
Archer Daniels Midland Company                          6.50%     2/6/01       20,000,000          19,981,944
Archer Daniels Midland Company                          5.35%    5/23/01       30,000,000          29,505,125
Cargill Inc.                                            5.47%     4/5/01       25,000,000          24,760,688
Cargill Inc.                                            5.47%    4/11/01       19,135,000(c)       18,934,385
Cargill Inc.                                            5.37%    4/20/01       30,000,000(c)       29,650,950
                                                                                               --------------
                                                                                                  122,833,092
                                                                                               --------------
BANKS - DOMESTIC (9.61%)
Bank of America                                         7.20%     5/4/01        7,800,000           7,799,973
Bank One N.A.                                           5.30%    4/30/01       30,000,000          30,000,000
Bank One N.A.                                           5.48%    7/17/01       25,000,000          25,000,000
Branch Banking and Trust                                6.70%    8/17/01       25,000,000(d)       24,998,651
Branch Banking and Trust                                6.42%    9/24/01       30,000,000(d)       30,000,000
Comerica Bank, Detroit                                  6.00%     6/7/01       30,000,000(d)       29,996,893
Comerica Bank, Detroit                                  7.09%    6/21/01       25,000,000          24,997,219
Comerica Bank, Detroit                                  5.26%    1/11/02       30,000,000          29,995,918
Firstar Bank                                            5.30%     5/2/01       15,000,000          15,000,000
First Union Bank                                        5.90%    5/18/01       20,000,000(d)       20,000,000
Harris Trust and Savings Bank                           6.51%    2/20/01       40,000,000          40,000,000
Harris Trust and Savings Bank                           5.46%    4/26/01       40,000,000          40,000,000
LaSalle Bank, Chicago                                   6.59%     2/2/01       30,000,000          30,000,000
LaSalle Bank, Chicago                                   6.70%    2/23/01       25,000,000          24,999,926
River Fuel Trust, LOC Bank of New York                  6.44%    2/13/01       28,101,000(c)       28,040,677
River Fuel Trust, LOC Bank of New York                  5.55%    4/16/01       15,217,000(c)       15,043,399
Regionsbank N.A., Birmingham                            6.52%    7/16/01       10,000,000           9,999,948
Southtrust Bank N.A., Birmingham                        5.69%    5/14/01       25,000,000          25,060,782
Southtrust Bank N.A., Birmingham                        6.61%    5/16/01       40,000,000          40,000,982
Wachovia Bank                                           6.50%     1/7/02       30,000,000(d)       30,000,000
                                                                                               --------------
                                                                                                  520,934,368
                                                                                               --------------
BANKS - OTHER (17.67%)
Abbey National North America Corporation                6.50%     2/2/01       30,000,000          29,994,583
Abbey National North America Corporation                6.51%    2/16/01       20,000,000          19,945,750
Accor SA, LOC Banque National de Paris                  6.52%    2/12/01       30,000,000          29,940,233
Accor SA, LOC Banque National de Paris                  5.70%     4/9/01       23,500,000          23,256,390
Accor SA, LOC Banque National de Paris                  5.45%    4/24/01       35,000,000          34,565,514
Bank of Nova Scotia                                     6.55%     3/6/01       35,000,000          35,000,000
Bank of Nova Scotia                                     5.50%    4/26/01       50,000,000          50,001,151
Canadian Imperial Bank of Commerce                      6.45%     3/7/01       50,000,000          50,000,232
Canadian Imperial Bank of Commerce                      6.62%     5/4/01       20,000,000          20,011,195
Deutsche Bank                                           6.50%     2/5/01       30,000,000          29,978,333
Deutsche Bank                                           6.76%    2/22/01       17,050,000          17,049,442
Deutsche Bank                                           5.43%    4/10/01       33,300,000          32,958,453
Dexia CLF, LOC Credit Locale de France                  5.45%    4/11/01       30,000,000          29,686,625
Dexia CLF, LOC Credit Locale de France                  5.42%    4/17/01       35,000,000          34,604,792
Dresdner Bank                                           5.51%    3/29/01       50,000,000          50,001,862
Hipotecario Funding Corporation, LOC Barclays Bank      6.37%    3/21/01       35,000,000          34,702,733
JMG Funding Inc., LOC Societe Generale                  6.55%    2/26/01       13,957,000          13,893,515
JMG Funding Inc., LOC Societe Generale                  5.60%    2/28/01       21,060,000          20,971,548
Lloyds TSB Bank                                         6.65%     2/9/01       40,000,000          40,000,000

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
BANKS - OTHER (CONTINUED)
Lloyds TSB Bank                                         6.70%    2/28/01     $ 25,000,000      $   25,000,000
Lloyds TSB Bank                                         6.07%    6/27/01       15,000,000          15,000,000
Louis Dreyfus Corporation, LOC Dresdner Bank            6.40%    2/12/01       15,000,000          14,970,667
Pemex Capital Inc., LOC Barclays Bank                   5.52%    3/22/01       33,000,000          32,752,060
Rabobank Nederland                                      6.62%    2/15/01       25,000,000          24,997,235
Rabobank Nederland                                      5.30%     7/9/01       30,000,000          30,000,000
Rabobank Nederland                                      5.32%    1/16/02       17,000,000          17,000,782
Sinochem America, LOC ABN AMRO                          6.56%     2/5/01       40,000,000          39,970,844
Sinochem America, LOC ABN AMRO                          6.55%     2/7/01       30,000,000          29,967,250
Sinochem America, LOC ABN AMRO                          6.20%    3/29/01       21,200,000          20,995,538
Societe Generale Bank                                   6.49%     2/7/01       25,000,000          24,972,958
Societe Generale Bank                                   5.60%     4/5/01       15,000,000          15,005,178
Toronto Dominion Bank                                   6.61%     2/6/01       40,000,000          40,000,000
Toronto Dominion Bank                                   6.61%     2/7/01       30,000,000          30,000,000
                                                                                               --------------
                                                                                                  957,194,863
                                                                                               --------------
CHEMICALS (2.79%)
DuPont (E.I.) de Nemours                                6.14%     3/9/01       40,000,000          39,754,400
Great Lakes Chemical Corporation                        6.52%    2/13/01       25,000,000(c)       24,945,667
Great Lakes Chemical Corporation                        5.57%    3/14/01       25,000,000(c)       24,841,410
Henkel Corporation                                      6.50%     2/7/01       14,000,000(c)       13,984,833
Henkel Corporation                                      6.55%    2/15/01       20,000,000          19,949,055
Henkel Corporation                                      5.50%    4/23/01       13,000,000(c)       12,839,125
Henkel Corporation                                      5.37%     5/3/01       15,000,000(c)       14,796,388
                                                                                               --------------
                                                                                                  151,110,878
                                                                                               --------------
CLOTHING (0.28%)
Nike Inc.                                               6.50%     2/6/01       15,000,000          14,986,458
                                                                                               --------------
CONGLOMERATES (1.55%)
Diageo Capital PLC                                      5.41%    4/12/01       30,000,000(c)       29,684,417
Diageo Capital PLC                                      5.40%    4/27/01       25,000,000(c)       24,681,250
Dover Corporation                                       6.40%    2/28/01       30,000,000(c)       29,856,000
                                                                                               --------------
                                                                                                   84,221,667
                                                                                               --------------
DATA SYSTEMS (2.41%)
Computer Science Corporation                            6.52%    2/22/01       22,000,000(c)       21,916,327
Computer Science Corporation                            6.35%    3/12/01       14,300,000(c)       14,201,628
Computer Science Corporation                            6.64%    12/27/01      20,000,000(d)       20,000,000
First Data Corporation                                  5.55%    3/13/01       50,000,000          49,691,666
First Data Corporation                                  5.40%    4/17/01       25,000,000(c)       24,718,750
                                                                                               --------------
                                                                                                  130,528,371
                                                                                               --------------
DRUGS AND COSMETICS (1.25%)
American Home Products                                  6.37%     3/5/01       18,170,000(c)       18,067,117
Bayer Corporation                                       5.54%    3/19/01       50,000,000(c)       49,646,056
                                                                                               --------------
                                                                                                   67,713,173
                                                                                               --------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
ENTERTAINMENT (1.19%)
Carnival Corporation                                    6.50%    2/28/01     $ 20,000,000(c)   $   19,902,500
Carnival Corporation                                    6.50%    2/28/01       20,000,000(c)       19,902,500
Carnival Corporation                                    5.35%    5/22/01       25,000,000(c)       24,591,319
                                                                                               --------------
                                                                                                   64,396,319
                                                                                               --------------
FINANCIAL - AUTO (3.60%)
DaimlerChrysler North America                           6.50%     2/8/01       29,100,000          29,063,221
Ford Motor Credit Corporation                           5.43%    4/12/01       40,000,000          39,577,667
Ford Motor Credit Corporation                           5.51%    4/20/01       40,000,000          39,522,467
General Motors Acceptance Corporation                   6.51%    2/12/01       35,000,000          34,930,379
General Motors Acceptance Corporation                   6.77%    2/15/01       10,300,000          10,295,717
Toyota Motor Credit Corporation                         6.50%     2/1/01       41,500,000          41,500,000
                                                                                               --------------
                                                                                                  194,889,451
                                                                                               --------------
FINANCIAL - AVIATION (1.17%)
International Lease Finance Corporation                 6.50%     2/2/01       14,000,000          13,997,472
International Lease Finance Corporation                 5.42%    4/11/01       50,000,000          49,480,584
                                                                                               --------------
                                                                                                   63,478,056
                                                                                               --------------
FINANCIAL - DIVERSIFIED BUSINESS (13.56%)
American General Finance Corporation                    6.53%     2/1/01       40,000,000          40,000,000
American General Finance Corporation                    5.30%     5/9/01       20,000,000          19,714,389
American General Finance Corporation                    5.44%    5/17/01       25,000,000          24,603,333
CIT Group Inc.                                          5.78%     2/1/01      100,000,000         100,000,000
Citicorp                                                6.45%     2/2/01       29,195,000          29,189,769
Citicorp                                                6.17%     3/8/01       35,900,000          35,684,650
Citicorp                                                5.40%    4/19/01       35,000,000          34,595,750
General Electric Capital Corporation                    5.53%     5/4/01       50,000,000          49,293,389
Goldman Sachs Group                                     6.50%     2/5/01       30,000,000          29,978,333
Goldman Sachs Group                                     6.44%     2/8/01       25,000,000          24,968,694
Goldman Sachs Group                                     6.40%    5/21/01       30,000,000          30,000,000
Household Finance Company                               7.00%    3/20/01        5,000,000           4,993,081
Household Finance Company                               5.51%    3/23/01       53,800,000          53,388,281
J.P. Morgan & Co.                                       6.50%     2/8/01       31,140,000          31,100,643
J.P. Morgan & Co.                                       6.02%     6/6/01       25,000,000(d)       25,000,000
Merrill Lynch & Co.                                     5.53%    3/22/01       28,000,000          27,789,246
Merrill Lynch & Co.                                     6.86%    3/29/01       12,000,000          12,000,000
Merrill Lynch & Co.                                     5.47%    4/19/01       20,000,000          19,766,006
Merrill Lynch & Co.                                     6.42%    12/7/01       20,000,000          20,000,000
Morgan Stanley Dean Witter                              6.58%     2/1/01       15,000,000          15,000,000
Morgan Stanley Dean Witter                              6.35%    3/15/01       40,000,000          39,703,666
Morgan Stanley Dean Witter                              6.50%    3/16/01       25,000,000(d)       25,000,000
Morgan Stanley Dean Witter                              6.51%    12/11/01      20,000,000(d)       20,036,216
Wells Fargo & Company                                   6.49%    2/15/01       23,000,000          22,941,950
                                                                                               --------------
                                                                                                  734,747,396
                                                                                               --------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED
  (14.83%)
Asset Securitization Cooperative Corporation            6.50%    2/13/01       25,000,000(c)       24,945,833
Asset Securitization Cooperative Corporation            6.52%    2/14/01       25,000,000(c)       24,941,139
Asset Securitization Cooperative Corporation            5.42%    4/27/01       50,000,000(c)       49,360,139
Delaware Funding Corporation                            6.53%    2/16/01       25,000,000(c)       24,931,979
Delaware Funding Corporation                            5.62%    3/26/01       47,471,000(c)       47,078,230

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED
  (CONTINUED)
Delaware Funding Corporation                            5.50%    4/12/01     $ 10,141,000(c)   $   10,032,548
Edison Asset Securitization                             5.48%    3/23/01       40,000,000(c)       39,695,556
Edison Asset Securitization                             5.33%     4/4/01       50,000,000(c)       49,541,028
Falcon Asset Securitization                             6.58%     2/1/01       25,000,000(c)       25,000,000
Falcon Asset Securitization                             6.46%    2/14/01       38,000,000(c)       37,911,354
Falcon Asset Securitization                             6.45%    3/20/01       16,080,000(c)       15,944,593
Fleet Funding Corporation                               5.53%    3/16/01       50,000,000(c)       49,669,736
Pooled Accounts Receivables Corporation                 6.49%    2/16/01       14,000,000(c)       13,962,142
Pooled Accounts Receivables Corporation                 6.45%    2/21/01       24,805,000(c)       24,716,115
Pooled Accounts Receivables Corporation                 6.44%    2/23/01       28,000,000(c)       27,889,804
Pooled Accounts Receivables Corporation                 6.22%    3/15/01       16,000,000(c)       15,883,893
Preferred Receivables Funding Corporation               6.57%     2/7/01       18,000,000(c)       17,980,290
Preferred Receivables Funding Corporation               6.44%    2/22/01       40,000,000(c)       39,849,733
Preferred Receivables Funding Corporation               5.57%    4/17/01       20,285,000(c)       20,049,610
Receivables Capital Corporation                         6.53%     2/9/01       35,000,000(c)       34,949,211
Receivables Capital Corporation                         6.46%    2/14/01       26,000,000(c)       25,939,348
Receivables Capital Corporation                         6.50%    2/26/01       13,320,000(c)       13,259,875
Receivables Capital Corporation                         5.55%    3/21/01       25,000,000(c)       24,815,000
Redwood Receivables Corporation                         6.56%     2/7/01       40,476,000(c)       40,431,746
Triple A One Funding                                    5.61%    3/15/01        7,700,000(c)        7,649,604
Variable Funding Corporation                            5.47%     4/6/01       25,000,000(c)       24,756,889
Variable Funding Corporation                            5.39%     4/9/01       35,000,000(c)       34,648,901
Windmill Funding Corporation                            6.49%     2/1/01       12,695,000(c)       12,695,000
Windmill Funding Corporation                            5.59%    3/21/01       25,000,000(c)       24,813,667
                                                                                               --------------
                                                                                                  803,342,963
                                                                                               --------------
FOOD AND BEVERAGE (4.14%)
Anheuser Busch Companies Inc.                           5.36%     4/5/01       36,940,000(c)       36,593,503
Coca Cola Company                                       6.22%     3/1/01       10,750,000          10,697,994
Coca Cola Company                                       6.44%    3/16/01       49,800,000          49,416,927
Coca Cola Company                                       5.25%    4/20/01       29,000,000          28,670,125
H.J. Heinz Company                                      6.47%    2/13/01       30,000,000          29,935,300
H.J. Heinz Company                                      6.50%    2/20/01       20,000,000          19,931,389
Sysco Corporation                                       6.30%    3/14/01       26,815,000(c)       26,622,602
Sysco Corporation                                       5.43%    4/10/01       22,890,000(c)       22,655,225
                                                                                               --------------
                                                                                                  224,523,065
                                                                                               --------------
FOREST PRODUCTS (0.88%)
Kimberly-Clark Worldwide                                6.50%     2/6/01       47,700,000(c)       47,656,938
                                                                                               --------------
HOUSEHOLD PRODUCTS (1.74%)
Clorox Corporation                                      6.43%     2/5/01       23,000,000          22,983,568
Gillette Company                                        5.52%    4/18/01       72,000,000(c)       71,165,689
                                                                                               --------------
                                                                                                   94,149,257
                                                                                               --------------
MANUFACTURING (1.79%)
Caterpillar Financial Services Inc.                     6.45%     4/2/01       20,000,000(d)       20,002,722
Paccar Financial Corporation                            6.44%     2/9/01       13,000,000          12,981,396

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
Paccar Financial Corporation                            6.49%    2/12/01     $ 30,000,000      $   29,940,508
Paccar Financial Corporation                            5.55%    4/17/01       21,000,000          20,757,188
Snap-on Inc.                                            6.45%    3/14/01       13,500,000(c)       13,400,830
                                                                                               --------------
                                                                                                   97,082,644
                                                                                               --------------
METALS AND MINING (1.75%)
Aluminum Company of America                             6.44%     3/9/01       30,000,000          29,806,800
Aluminum Company of America                             5.38%     4/9/01       40,000,000          39,599,489
Aluminum Company of America                             5.40%    4/25/01       25,800,000          25,478,790
                                                                                               --------------
                                                                                                   94,885,079
                                                                                               --------------
OIL SERVICES (2.85%)
Chevron Corporation                                     5.46%    5/15/01       10,000,000           9,843,783
Halliburton Company                                     6.56%     2/2/01       30,000,000(c)       29,994,533
Halliburton Company                                     6.50%    2/23/01       15,500,000(c)       15,438,431
Texaco Inc.                                             5.57%     3/5/01       30,000,000          29,851,467
Texaco Inc.                                             5.61%    3/21/01       40,000,000          39,700,800
Texaco Inc.                                             5.48%    3/26/01       29,830,000          29,589,338
                                                                                               --------------
                                                                                                  154,418,352
                                                                                               --------------
PHARMACEUTICAL (1.07%)
Cardinal Health Inc.                                    6.50%     2/9/01       24,205,000(c)       24,170,037
Cardinal Health Inc.                                    6.42%     3/8/01       33,900,000(c)       33,688,408
                                                                                               --------------
                                                                                                   57,858,445
                                                                                               --------------
PRINTING AND PUBLISHING (4.72%)
Gannett Company                                         6.49%     2/8/01       40,000,000(c)       39,949,522
Gannett Company                                         6.50%    2/12/01       35,000,000(c)       34,930,486
Knight-Ridder Inc.                                      5.45%    3/19/01       40,000,000          39,721,444
McGraw-Hill Company                                     5.35%    5/16/01        9,000,000           8,860,900
McGraw-Hill Company                                     6.15%    5/21/01       26,000,000          25,515,858
McGraw-Hill Company                                     6.26%    5/31/01       30,000,000          29,379,217
Tribune Company                                         6.51%    2/14/01       37,410,000(c)       37,322,055
Tribune Company                                         5.43%    4/25/01       40,850,000(c)       40,338,593
                                                                                               --------------
                                                                                                  256,018,075
                                                                                               --------------
RETAIL STORES (0.22%)
Target Corporation                                      5.45%    3/15/01       11,940,000          11,864,082
                                                                                               --------------
TELECOMMUNICATIONS (5.48%)
Alltel Corporation                                      6.50%    2/15/01       26,000,000(c)       25,934,278
Alltel Corporation                                      6.48%     3/6/01       19,000,000(c)       18,887,140
Alltel Corporation                                      5.65%     4/5/01        2,730,000(c)        2,703,007
AT&T Company                                            6.55%    6/14/01       30,000,000(d)       30,000,000
AT&T Company                                            7.09%    7/13/01       30,000,000(c)       30,000,000
Motorola Inc.                                           6.47%    2/27/01       19,000,000          18,911,217
Motorola Inc.                                           6.43%    3/28/01       24,000,000          23,764,233
Motorola Inc.                                           6.27%     4/6/01       25,000,000          24,721,333
SBC Communications                                      5.50%    4/16/01       27,300,000          26,991,358

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
Verizon Global Funding                                  6.50%    2/16/01     $ 40,000,000      $   39,891,667
Verizon Global Funding                                  6.34%     3/5/01       40,000,000          39,774,578
Verizon Global Funding                                  5.50%    3/27/01       15,700,000          15,570,476
                                                                                               --------------
                                                                                                  297,149,287
                                                                                               --------------
UTILITIES - ELECTRIC (1.59%)
Baltimore Gas & Electric Company                        6.60%     9/4/01       30,322,000(d)       30,325,761
Duke Energy Corporation                                 6.40%    2/21/01       40,000,000          39,857,778
Pacific Gas & Electric Company(1)                       0.00%    1/23/01       19,800,000          15,840,000
                                                                                               --------------
                                                                                                   86,023,539
                                                                                               --------------
UTILITIES - FINANCIAL (0.36%)
National Rural Cooperative Finance Corporation          6.45%    4/10/01     $ 20,000,000      $   19,756,333
-------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations
  (cost: $5,389,647,664)                                                                       $5,386,181,773
-------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.34%):
-------------------------------------------------------------------------------------------------------------
New York City G.O., FGIC Insured                        6.65%     2/5/01        7,900,000           7,900,000
New York City G.O., FGIC Insured                        6.65%     2/5/01       10,450,000          10,450,000
-------------------------------------------------------------------------------------------------------------
Total Taxable Municipals (cost: $18,350,000)                                                   $   18,350,000
-------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
  $5,407,997,664)(b)                                                                           $5,407,531,773
-------------------------------------------------------------------------------------------------------------

1. On 1/31/01 this security was in default as principal repayment was not made by the issuer on the maturity date and the security ceased to earn interest. See note 2 in notes to the financial statements.

              See accompanying notes to investments in securities.

   U.S. GOVERNMENT MONEY MARKET FUND

   INVESTMENTS IN SECURITIES (UNAUDITED)
  JANUARY 31, 2001

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets.)
GOVERNMENT & AGENCIES SECURITIES (88.33%):
-------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (0.47%)
                                                        5.40%     7/2/01     $  1,485,000      $    1,487,582
                                                                                               --------------
                                                                                                    1,487,582
                                                                                               --------------
FEDERAL HOME LOAN BANK (44.98%)
                                                        6.37%    2/16/01       10,000,000           9,973,458
                                                        6.36%    2/28/01       15,000,000          14,928,450
                                                        6.10%     3/7/01       10,000,000           9,942,389
                                                        6.28%    3/12/01       10,000,000           9,931,967
                                                        5.98%     4/4/01       10,000,000           9,897,011
                                                        6.63%    4/10/01        5,000,000           5,000,000
                                                        5.42%    4/16/01       10,000,000           9,888,589
                                                        5.39%    4/18/01       12,000,000          11,863,453
                                                        6.79%    4/30/01        3,000,000           2,992,482
                                                        7.23%     6/7/01        5,000,000           5,000,000
                                                        5.69%    7/17/01       25,000,000(d)       24,993,178
                                                        6.53%    8/17/01       25,000,000(d)       24,990,784
                                                        5.28%    1/22/02        3,000,000           2,988,583
                                                                                               --------------
                                                                                                  142,390,344
                                                                                               --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (18.88%)
                                                        6.42%     2/8/01       10,000,000           9,987,517
                                                        6.93%     3/1/01        4,000,000           3,995,296
                                                        6.31%     3/8/01       20,000,000          19,877,306
                                                        5.47%    3/20/01       12,000,000          11,914,303
                                                        5.36%    4/12/01       14,145,000          13,997,578
                                                                                               --------------
                                                                                                   59,772,000
                                                                                               --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.00%)
                                                        5.42%     2/5/01        7,000,000           6,995,069
                                                        6.40%     2/9/01       10,000,000           9,985,778
                                                        6.62%    2/23/01        4,200,000           4,199,395
                                                        6.67%    3/16/01        8,000,000           7,998,669
                                                        6.28%    4/19/01       10,000,000           9,865,678
                                                        5.13%     5/3/01        5,100,000           5,033,866
                                                        5.27%    5/31/01       12,000,000          11,790,957
                                                        5.65%    6/22/01       10,000,000(d)        9,998,652
                                                        5.27%    10/15/01      10,000,000          10,082,742
                                                                                               --------------
                                                                                                   75,950,806
-------------------------------------------------------------------------------------------------------------
Total Government & Agencies Securities
  (cost: $279,600,732)                                                                         $  279,600,732
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (11.34%)
-------------------------------------------------------------------------------------------------------------
Merrill Lynch, acquired 1/31/01 (collateralized by
  $36,210,000 Federal Home Loan Bank, 4.82%,
  10/22/01) (cost: $35,900,000)                         5.70%     2/1/01       35,900,000          35,900,000
-------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost: $35,900,000)                                                $   35,900,000
-------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
  $315,500,732)(b)                                                                             $  315,500,732
-------------------------------------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
                    (Percentages of each investment category relate to total net assets.)
ARIZONA (1.07%)
City of Glendale IDA, Senior Living Facilities
  Revenue (Friendship Retirement Project), LOC Wells
  Fargo                                                  4.55%    12/1/14     $ 1,110,000(e)      $  1,110,000
City of Phoenix IDA, Multifamily Revenue (Del Mar
  Terrace), Guaranty: FHLMC                              4.50%    10/1/29       3,000,000(e)         3,000,000
Maricopa County PCR (Public Service), LOC Bank of
  America                                                4.20%     5/1/29       1,500,000(e)         1,500,000
                                                                                                  ------------
                                                                                                     5,610,000
                                                                                                  ------------
CALIFORNIA (0.13%)
Los Angeles Regional Airport Improvement Authority
  (L.A. International), LOC Wachovia Bank                4.25%    12/1/24         700,000(e)           700,000
                                                                                                  ------------
COLORADO (2.78%)
Aurora Centertech Metro District, LOC Banque National
  de Paris                                               4.45%    12/1/01       1,000,000            1,000,000
Dove Valley Metropolitan District G.O.                   4.40%    11/1/01         820,000              820,000
Dove Valley Metropolitan District G.O. (Arapahoe),
  LOC Banque National de Paris                           4.40%    11/1/01       2,000,000            2,000,000
Dove Valley Metropolitan District G.O., LOC Banque
  National de Paris                                      4.40%    11/1/01       4,020,000            4,020,000
Interstate South Metro District, LOC Banque National
  de Paris                                               4.40%    11/1/01       3,255,000            3,255,000
NBC Metro District G.O., LOC US Bank                     4.45%    12/1/01       2,455,000            2,455,000
State Health Facilities Authority (Visiting Nurse),
  LOC Norwest Bank                                       4.30%     7/1/22       1,025,000(e)         1,025,000
                                                                                                  ------------
                                                                                                    14,575,000
                                                                                                  ------------
DISTRICT OF COLUMBIA (0.31%)
District Of Columbia G.O., Escrowed In Governments       4.50%     6/1/01       1,635,000            1,637,571
                                                                                                  ------------
FLORIDA (4.25%)
Dade County Health Facilities Authority Hospital
  (Miami Children's Hospital Project), AMBAC Insured     3.95%     9/1/25       4,000,000(e)         4,000,000
Dade County Public Improvement G.O., FSA Insured         4.50%     6/1/01       2,000,000            2,017,082
Eustis Health Facilities Authority (Waterman Medical
  Center), LOC Suntrust Bank                             4.45%    12/1/15       5,290,000(e)         5,290,000
Jacksonville Health Facility Authority Hospital
  Revenue, MBIA Insured                                  3.98%    8/15/19       4,800,000(e)         4,800,000
State Housing Finance Agency, Guaranty: FHLMC            4.00%    12/1/05       4,000,000(e)         4,000,000
State Housing Finance Agency (Multi Family Revenue),
  LOC FHLMC                                              4.00%    12/1/05       2,200,000(e)         2,200,000
                                                                                                  ------------
                                                                                                    22,307,082
                                                                                                  ------------
GEORGIA (2.46%)
Dekalb Private Hospital Authority (Children's Health
  Care Project), LOC Suntrust Bank                       4.00%    12/1/28       3,500,000(e)         3,500,000
Fulton County Residential Home Care Facilities
  (Lenbrook Square Foundation), LOC Dresdner Bank        4.25%     1/1/18       3,000,000(e)         3,000,000
Municipal Electric Authority, LOC Morgan Guaranty        2.50%     4/3/01       6,400,000            6,400,000
                                                                                                  ------------
                                                                                                    12,900,000
                                                                                                  ------------

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
IDAHO (1.22%)
State Health Facilities Revenue, FSA Insured             4.20%     7/1/30     $ 6,400,000(e)      $  6,400,000
                                                                                                  ------------
ILLINOIS (7.47%)
City of Springfield Community Improvement (Realing
  Restoration Project), Overcollateralized In
  Governments                                            4.25%    12/1/15       2,900,000(e)         2,900,000
Galesburg Revenue (Knox College), LOC LaSalle
  National Bank                                          4.53%     3/1/31       6,500,000(e)         6,500,000
Galesburg Revenue (Knox College), LOC LaSalle
  National Bank                                          4.53%     7/1/24       2,000,000(e)         2,000,000
Joliet Regional Port District Revenue (Terminal
  Facilities Project), Guaranty: Dow Chemical            4.30%    7/15/03       5,205,000(e)         5,205,000
Rosemount Capital Appreciation Tax, FGIC Insured         4.48%    12/1/01       2,510,000            2,419,710
State Development Finance Authority (A.E. Staley
  Manufacturing), LOC Union Bank of Switzerland          3.95%    12/1/05       1,600,000(e)         1,600,000
State Development Finance Authority Revenue (Jewish
  Elderly Council), LOC LaSalle National Bank            4.25%     3/1/25         600,000(e)           600,000
State Development Finance Authority Revenue (Olin
  Corporation), LOC Wachovia Bank                        4.25%     3/1/16       1,150,000(e)         1,150,000
State Educational Facilities Authority Revenue
  (Dominican University)                                 4.50%    7/11/01       1,000,000            1,002,095
State Educational Facilities Authority Revenue
  (Lincoln Park), LOC LaSalle National Bank              3.95%     1/1/29       2,400,000(e)         2,400,000
State Health Facilities Authority (Alexian Brothers
  Medical Center), MBIA Insured                          3.15%     3/6/01       6,000,000            6,000,000
State Health Facilities Authority, MBIA Insured          4.25%    2/13/01       3,750,000            3,750,000
State Health Facilities Authority, MBIA Insured          4.15%     3/8/01       1,850,000            1,850,000
State Toll Highway Priority Revenue, MBIA Insured        3.95%     1/1/10       1,800,000(e)         1,800,000
                                                                                                  ------------
                                                                                                    39,176,805
                                                                                                  ------------
INDIANA (0.99%)
Fort Wayne Economic Development Revenue (Georgetown
  Place Venture), LOC U.S. Bank                          4.60%    12/1/15       4,600,000(e)         4,600,000
State Health Facilities Authority (Capital Access),
  LOC Comerica Bank                                      4.05%     4/1/13         600,000(e)           600,000
                                                                                                  ------------
                                                                                                     5,200,000
                                                                                                  ------------
IOWA (6.00%)
Mount Vernon Private College Project (Cornell College
  Project), LOC U.S. Bank                                4.65%    10/1/15       2,800,000(e)         2,800,000
State Finance Authority Revenue (Burlington Medical
  Center), FSA Insured                                   4.30%     6/1/27       3,000,000(e)         3,000,000
State Finance Authority Revenue (Diocese Of Sioux
  City), LOC Wells Fargo                                 4.55%     3/1/19       4,725,000(e)         4,725,000
State Finance Authority Revenue (Small Business
  Development), Guaranty: DuPont de Nemours              4.55%    11/1/15       1,100,000(e)         1,100,000
State Higher Education Authority Revenue (Palmer
  Chiropractic), LOC Firstar Bank                        4.35%     4/1/27       7,200,000(e)         7,200,000

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
IOWA (CONTINUED)
State Higher Education Loan Authority Revenue (St
  Ambrose), LOC Wells Fargo                              4.55%    10/1/09     $ 7,900,000(e)      $  7,900,000
Woodbury County (Siouxland Regional Cancer Center),
  LOC Wells Fargo Bank                                   4.55%    12/1/14       4,725,000(e)         4,725,000
                                                                                                  ------------
                                                                                                    31,450,000
                                                                                                  ------------
KANSAS (0.44%)
State Development Authority Health Facilities Revenue
  (Stormont Vail Healthcare), MBIA Insured               4.30%    11/15/23      1,300,000(e)         1,300,000
State Development Finance Authority Revenue (Shalom
  Obligated Group), LOC LaSalle National Bank            4.25%    11/15/28        300,000(e)           300,000
Wichita Temporary Improvement G.O.                       4.40%    4/26/01         730,000              730,563
                                                                                                  ------------
                                                                                                     2,330,563
                                                                                                  ------------
KENTUCKY (1.65%)
State Asset and Liability Commission, LOC Credit
  Agricole de France                                     2.70%     5/9/01       3,200,000            3,200,000
State Property and Buildings Commission Revenue,
  Prerefunded and Escrowed in Governments                4.23%     2/1/01       1,300,000            1,300,000
State Property and Buildings Commission Revenue,
  Prerefunded and Escrowed In Governments                4.35%     8/1/01       4,000,000            4,126,954
                                                                                                  ------------
                                                                                                     8,626,954
                                                                                                  ------------
LOUISIANA (1.93%)
Ascension Parish, Parishwide School District, MBIA
  Insured                                                4.48%     3/1/01       3,500,000            3,503,950
Calcasieu Parish Revenue Bond, LOC Wachovia Bank         4.28%     2/1/16       3,400,000(e)         3,400,000
State Public Facilities Authority Health Care System,
  AMBAC Insured                                          4.30%     3/7/01       3,200,000            3,200,000
                                                                                                  ------------
                                                                                                    10,103,950
                                                                                                  ------------
MAINE (0.19%)
State of Maine G.O.                                      2.80%    6/15/01       1,000,000            1,004,344
                                                                                                  ------------
MARYLAND (7.12%)
Anne Arundel County Port Facilities Revenue,
  Guaranty: Baltimore Gas & Electric                     4.35%     2/8/01       2,000,000            2,000,000
Anne Arundel County Port Facilities Revenue,
  Guaranty: Baltimore Gas & Electric                     3.35%     3/9/01       4,900,000            4,900,000
Anne Arundel County Port Facilities Revenue,
  Guaranty: Baltimore Gas & Electric                     2.40%     4/5/01       3,000,000            3,000,000
Anne Arundel County Port Facilities Revenue,
  Guaranty: Baltimore Gas & Electric                     4.05%     4/6/01       4,380,000            4,380,000
Montgomery County Housing Opportunities, Community
  Family Revenue (Oakwood Apartments), LOC FHLMC         4.00%    11/1/07      23,050,000(e)        23,050,000
                                                                                                  ------------
                                                                                                    37,330,000
                                                                                                  ------------

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
MASSACHUSETTS (0.84%)
Malden G.O., FGIC Insured                                4.36%     4/1/01     $   655,000         $    657,449
State Health and Educational Facilities Authority
  Revenue (Capital Assets Program), MBIA Insured         4.20%     1/1/35       1,300,000(e)         1,300,000
State Series B, Prerefunded and Escrowed In
  Governments                                            2.85%     8/1/01       2,335,000            2,422,786
                                                                                                  ------------
                                                                                                     4,380,235
                                                                                                  ------------
MICHIGAN (2.62%)
Dearborn Civic Center, MBIA Insured                      4.35%     6/1/01       1,000,000            1,005,898
Kent Hospital Finance Authority (Spectrum Health),
  MBIA Insured                                           3.95%    1/15/26       2,400,000(e)         2,400,000
Midland County Economic Development Corporation,
  Guaranty: Dow Chemical                                 4.25%    12/1/15       3,100,000(e)         3,100,000
State Building Authority, AMBAC Insured                  3.07%    10/1/01       1,000,000            1,020,716
State Strategic Fund, LOC Barclays Bank                  4.20%     9/1/30       6,200,000(e)         6,200,000
                                                                                                  ------------
                                                                                                    13,726,614
                                                                                                  ------------
MINNESOTA (4.69%)
Arden Hills Housing and Health Care Facilities
  Revenue (Presbyterian Homes), LOC U.S. Bank            4.25%     9/1/29       1,000,000(e)         1,000,000
City of Cohasset (MN Power & Light Project), LOC ABN
  AMRO                                                   4.25%     6/1/20         180,000(e)           180,000
City of Duluth Economic Authority, LOC Credit Local
  de France                                              4.25%     6/1/19       2,100,000(e)         2,100,000
Minneapolis/St. Paul Housing and Redevelopment
  Authority, FSA Insured                                 4.30%    8/15/25       7,935,000(e)         7,935,000
St. Paul Housing and Redevelopment Authority (Science
  Museum Project), LOC U.S. Bancorp                      4.00%     5/1/27         530,000(e)           530,000
St. Paul Housing and Redevelopment Authority (Science
  Museum Project), LOC U.S. Bancorp                      4.00%     5/1/27       3,440,000(e)         3,440,000
St. Paul Authority, Tax Increase Revenue (Westgate
  Office and Industrial Center), LOC U.S. Bank           4.20%     2/1/15       9,400,000(e)         9,400,000
                                                                                                  ------------
                                                                                                    24,585,000
                                                                                                  ------------
MISSISSIPPI (3.89%)
Claiborne County PCR, Guaranty: National Rural
  Utilities Cooperative Finance Corporation              4.35%     2/8/01       2,000,000            2,000,000
Claiborne County PCR, Guaranty: National Rural
  Utilities Cooperative Finance Corporation              4.35%     2/9/01       2,575,000            2,575,000
Claiborne County PCR, Guaranty: National Rural
  Utilities Cooperative Finance Corporation              2.40%     4/5/01       1,800,000            1,800,000
Claiborne County PCR, Guaranty: National Rural
  Utilities Cooperative Finance Corporation              2.55%     4/5/01       4,000,000            4,000,000
Claiborne County PCR, Guaranty: National Rural
  Utilities Cooperative Finance Corporation              3.60%    4/10/01       3,600,000            3,600,000
State Business Finance Corporation (MS College
  Project), LOC Bank Of America                          4.55%     2/1/09       6,400,000(e)         6,400,000
                                                                                                  ------------
                                                                                                    20,375,000
                                                                                                  ------------

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
MISSOURI (6.82%)
Independence IDA (Groves & Graceland), LOC Credit
  Local de France                                        4.25%    11/1/27     $16,665,000(e)      $ 16,665,000
State Health and Educational Facilities Authority (St
  Francis Medical Center), LOC Credit Local de France    4.25%     6/1/26      13,905,000(e)        13,905,000
State Development Finance Board Infrastructure
  Guaranty: Canadian Imperial Bank of Commerce           4.42%    12/1/01       4,460,000            4,455,564
St. Louis County Parkway School District, State
  Direct Deposit Program                                 4.40%     3/1/01         725,000              726,737
                                                                                                  ------------
                                                                                                    35,752,301
                                                                                                  ------------
MONTANA (1.74%)
State Health Facilities Authority Revenue, Health
  Care Pooled Loan Program Series A, FGIC Insured        4.60%    12/1/15       9,105,000(e)         9,105,000
                                                                                                  ------------
NEVADA (0.19%)
Clark County School District, FGIC Insured               4.35%    6/15/01       1,000,000              999,612
                                                                                                  ------------
NEW HAMPSHIRE (0.38%)
State Health and Education Facilities Revenue
  (Crotched Mtn. Rehab Center), Guaranty: Crotched
  Mtn. Foundation                                        4.80%    5/17/01       2,000,000            2,003,838
                                                                                                  ------------
NEW JERSEY (1.05%)
Economic Development Authority (El Dorado) Guaranty:
  Dow Chemical                                           4.15%    12/1/21       4,300,000(e)         4,300,000
Economic Development Authority (Volvo America
  Corporation), LOC Credit Suisse First Boston           4.07%    12/1/04       1,200,000(e)         1,200,000
                                                                                                  ------------
                                                                                                     5,500,000
                                                                                                  ------------
NEW YORK (4.75%)
Long Island Authority (NY Electric Systems), MBIA
  Insured                                                3.60%     4/1/25      10,000,000(e)        10,000,000
New York City G.O., AMBAC Insured                        4.20%    8/15/18         450,000(e)           450,000
New York City G.O., LOC Morgan Guaranty                  4.15%     8/1/21       1,600,000(e)         1,600,000
New York City G.O., MBIA Insured                         4.20%    8/15/04       1,200,000(e)         1,200,000
Niagara County IDA, LOC Wachovia Bank                    3.80%    11/15/24     11,650,000(e)        11,650,000
                                                                                                  ------------
                                                                                                    24,900,000
                                                                                                  ------------
NORTH CAROLINA (4.01%)
State Medical Care Commission Hospital (Angel Medical
  Care Center), LOC First Union                          4.35%    10/1/16       3,400,000(e)         3,400,000
State Medical Care Commission Revenue, AMBAC Insured     3.85%    11/15/28      3,000,000(e)         3,000,000
State Medical Care Commission Revenue (Carolina
  Meadows Project), LOC Wachovia Bank                    4.28%     6/1/28       3,960,000(e)         3,960,000
State Medical Care Commission Revenue, LOC First
  Union Bank                                             4.25%    10/1/13         500,000(e)           500,000
State Medical Center Commission Revenue (Carol Woods
  Project), LOC Bank of America                          4.25%     4/1/21       6,450,000(e)         6,450,000
University Of North Carolina Revenue, LOC Wachovia
  Bank                                                   4.65%    11/1/16       3,700,000(e)         3,700,000
                                                                                                  ------------
                                                                                                    21,010,000
                                                                                                  ------------

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
NORTH DAKOTA (0.53%)
Grand Forks Health Care Facility (United Hospital),
  LOC LaSalle National Bank                              4.25%    12/1/25     $ 2,800,000(e)      $  2,800,000
                                                                                                  ------------
OHIO (4.42%)
State Highway Capital Improvement G.O.                   4.50%     5/1/01       2,900,000            2,896,572
State Air Quality Development Authority PCR, FGIC
  Insured                                                4.20%     2/5/01       7,600,000            7,600,000
State Housing Finance Agency Multifamily Housing
  Revenue (Kenwood Retirement), LOC Morgan Guaranty      4.35%    12/1/15       4,400,000(e)         4,400,000
State Water Development Authority (Cleveland
  Electric), FGIC Insured                                4.10%     4/6/01       2,000,000            2,000,000
Warren County Health Care Facilities (Otterbein Homes
  Project), LOC Fifth Third Bank                         5.00%     7/1/23       6,258,000(e)         6,258,000
                                                                                                  ------------
                                                                                                    23,154,572
                                                                                                  ------------
OKLAHOMA (0.19%)
Garfield County Industrial Authority PCR, Guaranty:
  Oklahoma Gas & Electric                                4.00%     1/1/25       1,000,000(e)         1,000,000
                                                                                                  ------------
OREGON (0.19%)
Portland Hospital Facilites Authority (Legacy Health
  Systems), AMBAC Insured                                4.45%     5/1/01       1,000,000            1,004,359
                                                                                                  ------------
PENNSYLVANIA (5.48%)
Allegheny County IDA (Longwood at Oakmont Project),
  LOC Dresdner Bank                                      4.25%     7/1/27       1,900,000(e)         1,900,000
Beaver County IDA (Duquesne Light Company), LOC Swiss
  Bank                                                   3.40%    2/28/01       3,000,000            3,000,000
Dauphin County School District General Authority,
  AMBAC Insured                                          4.40%     9/1/01       5,340,000            5,340,997
Delaware Valley Regional Finance Authority, LOC
  Credit Suisse First Boston                             4.00%    12/1/20       1,200,000(e)         1,200,000
Delaware Valley Regional Finance Authority, LOC
  Credit Suisse First Boston                             4.00%    12/1/20       1,400,000(e)         1,400,000
Delaware Valley Regional Finance Authority, Local
  Government Revenue, LOC Credit Suisse First Boston     4.00%    12/1/20       1,400,000(e)         1,400,000
Delaware Valley Regional Finance Authority, Local
  Government Revenue, LOC Credit Suisse First Boston     4.00%    12/1/20       1,600,000(e)         1,600,000
City of Pittsburgh Water and Sewer System Revenue,
  Prerefunded and Escrowed In Governments                4.35%     9/1/01       1,185,000            1,222,445
Quakertown Hospital Authority, LOC PNC Bank              4.10%     7/1/05       8,500,000(e)         8,500,000
Quakertown Hospital Authority, LOC PNC Bank              4.10%     7/1/26       1,145,000(e)         1,145,000
State Higher Education Facilities (Medical College),
  Prerefunded and Escrowed in Governments                4.33%     3/1/01       2,000,000            2,044,206
                                                                                                  ------------
                                                                                                    28,752,648
                                                                                                  ------------
RHODE ISLAND (0.39%)
State Depositors Economic Protection Corporation,
  Prerefunded and Escrowed In Governments                4.35%     8/1/01       2,000,000            2,065,580
                                                                                                  ------------

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA (3.68%)
Jobs Economic Development Authority Revenue (Catholic
  Diocese), LOC Bank Of America                          4.70%     9/1/16     $ 4,700,000(e)      $  4,700,000
State Housing, Finance and Development Authority Rent
  Revenue (Oak Ridge McGuire), LOC First Union Bank      4.35%     7/1/07       1,990,000(e)         1,990,000
York County PCR, Guaranty: Duke Power Company            4.15%    2/13/01       6,400,000            6,400,000
York County PCR, Guaranty: Duke Power Company            3.65%    2/27/01       1,200,000            1,200,000
York County PCR, Guaranty: Duke Power Company            4.15%     3/8/01       3,000,000            3,000,000
York County PCR, Guaranty: Duke Power Company            3.75%     5/8/01       2,000,000            2,000,000
                                                                                                  ------------
                                                                                                    19,290,000
                                                                                                  ------------
TENNESSEE (2.57%)
Bradley County IDR (Olin Corporation Project), LOC
  Wachovia Bank                                          4.25%    11/1/17       1,600,000(e)         1,600,000
City of Memphis G.O.                                     4.37%    11/1/01       1,135,000            1,144,246
Nashville & Davison County Health and Educational
  Facility (Meharry Medical College Project), LOC
  NationsBank                                            4.65%     8/1/18       5,520,000(e)         5,520,000
Montgomery County Public Building Authority, LOC
  NationsBank                                            4.65%     7/1/15       5,200,000(e)         5,200,000
                                                                                                  ------------
                                                                                                    13,464,246
                                                                                                  ------------
TEXAS (4.18%)
Brazos River Harbor Navigation District, Guaranty:
  Dow Chemical Corporation                               4.30%    11/1/22         800,000(e)           800,000
City of Austin Independent School District G.O.          4.37%     8/1/01       1,000,000            1,018,041
City of Austin Utility Systems Revenue, FSA Insured      4.40%    11/15/01      1,120,000            1,129,309
City of Austin Utility System Revenue, Prerefunded
  and Escrowed In Governments                            4.35%    5/15/01       1,000,000            1,004,155
City of Austin Utility System Revenue, Prerefunded
  and Escrowed In Governments                            4.52%    5/15/01       1,000,000            1,009,487
Farmers Branch IDR, Guaranty: Sysco Corporation          4.40%    11/1/01       1,950,000            1,985,886
San Antonio Health Facilities Authority (Clinical
  Foundation Project), LOC Wells Fargo                   4.55%     6/1/20       3,900,000(e)         3,900,000
San Antonio Independent School District, Guaranty:
  PSF                                                    4.40%    8/15/01         840,000              853,999
State Municipal Power Agency Revenue, MBIA Insured       4.35%     9/1/01       3,000,000            3,007,540
State Public Finance Authority Building Revenue, MBIA
  Insured                                                4.32%     2/1/01       1,640,000            1,640,000
State Water Resource Finance Authority Revenue, AMBAC
  Insured                                                3.45%    8/15/01       4,805,000            4,809,938
Waco G.O., FGIC Insured                                  4.30%     2/1/01         785,000              785,000
                                                                                                  ------------
                                                                                                    21,943,355
                                                                                                  ------------
VIRGINIA (1.22%)
Alexandria IDA (Pooled Income Project), LOC Bank of
  America                                                4.65%     7/1/26       6,405,000(e)         6,405,000
                                                                                                  ------------
WASHINGTON (5.36%)
Port Seattle IDR Airport Revenue (Alaska Air), LOC
  Bank of New York                                       3.85%    12/1/09       2,600,000(e)         2,600,000
State G.O., Prerefunded and Escrowed In Governments      2.95%     6/1/01       2,400,000            2,429,245

              See accompanying notes to investments in securities.

TAX FREE MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL             MARKET
                  NAME OF ISSUER(F)                      YIELD      DATE        AMOUNT              VALUE(A)
--------------------------------------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
State Housing and Finance Commission (Christa), LOC
  U.S. Bank                                              4.60%     7/1/11     $ 1,000,000(e)      $  1,000,000
State Housing and Finance Commission (Emerald
  Heights), LOC U.S. Bank                                4.60%     1/1/21      15,400,000(e)        15,400,000
State Housing and Finance Commission (Riverview
  Retirement), LOC U.S. Bank                             4.60%     7/1/22       2,100,000(e)         2,100,000
State Housing and Finance Commission (Rockwood
  Retirement Home), LOC Wells Fargo                      4.60%     1/1/30       4,600,000(e)         4,600,000
                                                                                                  ------------
                                                                                                    28,129,245
                                                                                                  ------------
WEST VIRGINIA (0.44%)
Marshall County Revenue (Bayer Project), Guaranty:
  Bayer Corporation                                      4.30%     3/1/09       2,300,000(e)         2,300,000
                                                                                                  ------------
WISCONSIN (1.86%)
LaCrosse IDA (Dairyland Power), AMBAC Insured            4.20%     9/1/14       2,245,000(e)         2,245,000
LaCrosse IDA (Dairyland Power), AMBAC Insured            4.20%     2/1/15       1,000,000(e)         1,000,000
LaCrosse IDA (Dairyland Power), AMBAC Insured            4.20%     2/1/15       1,500,000(e)         1,500,000
State Health and Education Facilities Authority
  Revenue (St. Johns United Church Project), LOC
  Firstar Bank                                           4.10%     2/1/30       1,200,000(e)         1,200,000
State School District Cash Flow Management Program,
  Guaranty: Fond du Lac School District G.O.             4.35%    11/1/01       3,800,000            3,810,932
                                                                                                  ------------
                                                                                                     9,755,932
--------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
  $521,754,806)(b)                                                                                $521,754,806
--------------------------------------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

INSTITUTIONAL PRIME MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001

                                                                  MATURITY     PRINCIPAL           MARKET
                 NAME OF ISSUER (F)                      YIELD      DATE         AMOUNT           VALUE(A)
------------------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets.)
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (97.22%):
------------------------------------------------------------------------------------------------------------
AEROSPACE (4.55%)
General Dynamics Corporation                             5.33%    5/24/01     $ 15,000,000(c)   $ 14,751,267
General Dynamics Corporation                             5.00%    7/26/01       10,000,000         9,756,944
                                                                                                ------------
                                                                                                  24,508,211
                                                                                                ------------
AGRICULTURAL (5.15%)
Archer Daniels Midland Company                           6.50%    2/20/01        7,985,000         7,957,607
Cargill Inc.                                             5.37%    4/20/01       20,000,000(c)     19,767,300
                                                                                                ------------
                                                                                                  27,724,907
                                                                                                ------------
BANKS - DOMESTIC (15.14%)
Bank One, N.A.                                           6.70%    10/5/01        8,000,000         8,000,000
Bank One, N.A.                                           5.72%    10/29/01      10,000,000(d)     10,008,904
Branch Banking & Trust Company                           6.65%     2/1/01        4,000,000         4,000,000
Comerica Bank, Detroit                                   6.00%     6/7/01       10,000,000(d)      9,998,964
Firstar Bank                                             5.30%     5/2/01       15,000,000        15,000,000
First Union Bank                                         5.90%    5/18/01       10,000,000(d)     10,000,000
Regionsbank, N.A.                                        6.50%    3/14/01        1,000,000           992,586
Regionsbank, N.A.                                        6.52%    7/16/01        1,000,000           999,995
U.S. Bank, N.A.                                          6.70%    3/15/01        2,500,000         2,499,100
Wachovia Bank                                            6.50%     1/7/02       20,000,000(d)     20,000,000
                                                                                                ------------
                                                                                                  81,499,549
                                                                                                ------------
BANKS - OTHER (10.92%)
Abbey National North America Corporation                 5.40%    4/24/01       15,900,000        15,704,430
Bank of Nova Scotia                                      5.46%    7/17/01       15,000,000        15,000,000
JMG Funding Inc., LOC Societe Generale                   5.60%    2/28/01        6,115,000         6,089,317
Lloyds TSB Bank                                          6.62%     2/1/01       20,000,000        20,000,000
Rabobank Nederland                                       6.64%    2/14/01        2,000,000         1,999,974
                                                                                                ------------
                                                                                                  58,793,721
                                                                                                ------------
CHEMICALS (6.50%)
Dupont De Nemours                                        6.14%     3/9/01       15,000,000        14,907,900
Henkel Corporation                                       6.50%     2/7/01       14,000,000(c)     13,984,833
Henkel Corporation                                       5.37%     5/1/01        6,200,000(c)      6,117,690
                                                                                                ------------
                                                                                                  35,010,423
                                                                                                ------------
CLOTHING (2.21%)
Nike Inc.                                                6.50%     2/6/01       11,914,000        11,903,244
                                                                                                ------------
CONGLOMERATES (5.07%)
Diageo Capital PLC                                       5.40%    4/27/01       15,000,000(c)     14,808,750
Dover Corporation                                        6.50%    2/12/01       12,500,000(c)     12,475,174
                                                                                                ------------
                                                                                                  27,283,924
                                                                                                ------------
DATA SYSTEMS (4.43%)
Computer Sciences Corporation                            5.45%    3/30/01       14,000,000(c)     13,879,192
Computer Sciences Corporation                            5.92%    12/27/01      10,000,000(d)     10,000,000
                                                                                                ------------
                                                                                                  23,879,192
                                                                                                ------------

              See accompanying notes to investments in securities.

INSTITUTIONAL PRIME MONEY MARKET FUND

                                                                  MATURITY     PRINCIPAL           MARKET
                 NAME OF ISSUER (F)                      YIELD      DATE         AMOUNT           VALUE(A)
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------
ENTERTAINMENT (3.78%)
Carnival Corporation                                     6.50%    2/15/01     $ 10,550,000      $ 10,523,332
Carnival Corporation                                     5.35%    5/22/01        9,000,000(c)      8,852,875
Walt Disney Company                                      6.70%    3/30/01        1,000,000           999,536
                                                                                                ------------
                                                                                                  20,375,743
                                                                                                ------------
FINANCIAL - AUTO (0.28%)
DaimlerChrysler North America                            6.97%     3/9/01        1,500,000         1,499,091
                                                                                                ------------
FINANCIAL - DIVERSIFIED BUSINESS (7.13%)
Goldman Sachs Group                                      7.00%    2/15/01        2,500,000         2,499,151
Goldman Sachs Group                                      5.37%    7/11/01        7,440,000         7,262,432
Merrill Lynch & Co.                                      6.86%    3/29/01       10,000,000        10,000,000
Merrill Lynch & Co.                                      6.91%    3/30/01        2,900,000         2,900,000
Merrill Lynch & Co.                                      6.42%    12/7/01        7,000,000         7,000,000
Norwest Financial Inc.                                   7.03%    3/19/01        1,000,000           998,148
Wells Fargo & Company                                    6.49%    2/15/01        7,750,000         7,730,440
                                                                                                ------------
                                                                                                  38,390,171
                                                                                                ------------
FINANCIAL - DIVERSIFIED BUSINESS, ASSET-BACKED
  (16.22%)
Delaware Funding Corporation                             6.45%    2/12/01       16,000,000(c)     15,968,467
Edison Asset Securitization                              5.48%    3/23/01        9,675,000(c)      9,601,363
Falcon Asset Securitization                              5.48%    3/16/01       20,000,000(c)     19,869,088
Preferred Receivables Funding Corporation                6.35%     3/5/01        7,030,000(c)      6,990,320
Preferred Receivables Funding Corporation                5.58%    3/12/01       14,000,000(c)     13,915,370
Windmill Funding Corporation                             6.49%     2/1/01        1,535,000(c)      1,535,000
Windmill Funding Corporation                             6.48%     2/8/01       19,470,000        19,445,467
                                                                                                ------------
                                                                                                  87,325,075
                                                                                                ------------
HOUSEHOLD PRODUCTS (1.47%)
Gillette Company                                         5.52%    4/18/01        8,000,000(c)      7,907,956
                                                                                                ------------
MANUFACTURING (1.30%)
Caterpillar Financial Services Inc.                      6.81%    5/22/01        7,000,000(d)      7,000,823
                                                                                                ------------
MEDICAL SUPPLIES (1.16%)
Becton Dickinson Company                                 5.41%    4/25/01        6,300,000         6,221,420
                                                                                                ------------
PRINTING AND PUBLISHING (3.74%)
Tribune Company                                          6.51%    2/14/01       20,190,000(c)     20,142,537
                                                                                                ------------
TELECOMMUNICATIONS (4.27%)
Alltel Corporation                                       6.33%    3/14/01       23,155,000        22,988,072
                                                                                                ------------
UTILITIES - ELECTRIC (3.90%)
Duke Energy Corporation                                  5.45%     3/7/01       21,080,000        20,971,496
------------------------------------------------------------------------------------------------------------
Total Commercial Paper & Other Corporate Obligations (cost: $523,425,555)                       $523,425,555
------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPALS (2.36%):
------------------------------------------------------------------------------------------------------------
New York City G.O., FGIC Insured                         6.65%     2/5/01        5,500,000         5,500,000
New York City G.O., FGIC Insured                         6.65%     2/5/01        7,200,000         7,200,000
------------------------------------------------------------------------------------------------------------
Total Taxable Municipals (cost: $12,700,000)                                                    $ 12,700,000
------------------------------------------------------------------------------------------------------------
Total Investment in Securities (cost:
  $536,125,555)(b)                                                                              $536,125,555
------------------------------------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2001

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
                    (Percentages of each investment category relate to total net assets.)
ALABAMA (0.36%)
State Municipal Electric Authority Power Supply
  Revenue, MBIA Insured                                 4.43%    09/01/2001  $    500,000      $      503,691
                                                                                               --------------
ALASKA (0.53%)
North Slope Borough, MBIA Insured                       4.75%    06/30/2001       750,000             752,795
                                                                                               --------------
CALIFORNIA (1.49%)
Los Angeles Regional Airports Improvement Authority,
  LOC Wachovia Bank                                     4.25%    12/01/2024     1,100,000(e)        1,100,000
Los Angeles Regional Airports Improvement Authority,
  LOC Wachovia Bank                                     4.25%    12/04/2024     1,000,000(e)        1,000,000
                                                                                               --------------
                                                                                                    2,100,000
                                                                                               --------------
COLORADO (1.42%)
East Smokey Hill Metro District #2, LOC U.S. Bank       4.45%    12/01/2001     2,000,000           2,000,000
                                                                                               --------------
FLORIDA (9.55%)
Dade County Health Facilities Authority (Miami
  Children's Hospital Project), AMBAC Insured           3.95%    09/01/2025     2,000,000(e)        2,000,000
Palm Beach County Housing Finance Development
  Authority, LOC Credit Suisse First Boston             4.00%    11/01/2007     1,300,000(e)        1,300,000
State Housing Finance Agency (Crossings
  Multifamily),
  LOC FHLMC                                             4.00%    02/01/2008     8,140,000(e)        8,140,000
State Housing Finance Agency, Guaranty: FHLMC           4.00%    12/01/2005     1,000,000(e)        1,000,000
Volusia County School District, FSA Insured             4.50%    06/01/2001     1,000,000           1,002,519
                                                                                               --------------
                                                                                                   13,442,519
                                                                                               --------------
GEORGIA (2.41%)
DeKalb Private Hospital Authority, LOC Suntrust Bank    4.00%    03/01/2024     1,700,000(e)        1,700,000
Fulton County Residential Home Care Facilities
  (Lenbrook Square Foundation), LOC Dresdner Bank       4.25%    01/01/2018     1,700,000(e)        1,700,000
                                                                                               --------------
                                                                                                    3,400,000
                                                                                               --------------
ILLINOIS (11.29%)
Joliet Regional Port District Bonds (Terminal
  Facility Project), Guaranty: Dow Chemical             4.30%    07/15/2003     5,705,000(e)        5,705,000
State Educational Facilities Authority (Cultural
  Pool Program), LOC Bank One                           4.00%    12/01/2025     3,780,000(e)        3,780,000
State Educational Facilities Authority (Dominican
  University)                                           4.50%    07/11/2001       890,000             891,865
State Educational Facilities Authority (Lincoln
  Park),
  LOC LaSalle National Bank                             3.95%    01/01/2029       400,000(e)          400,000
State Health Facilities Authority, MBIA Insured         4.25%    02/13/2001     1,000,000           1,000,000
State Health Facilities Authority, MBIA Insured         4.25%    02/13/2001     1,000,000           1,000,000
State Health Facilities Authority, MBIA Insured         4.39%    08/01/2001     1,025,000           1,035,367
State Regional Transportation Authority, FGIC
  Insured                                               4.40%    11/01/2001     2,055,000           2,079,513
                                                                                               --------------
                                                                                                   15,891,745
                                                                                               --------------
INDIANA (5.93%)
Princeton (PSI Energy Inc.), LOC Morgan Guaranty        4.20%    04/01/2022       700,000(e)          700,000
State Health Facilities Financing Authority (Capital
  Access Designated Pool Program), LOC Comerica Bank    4.05%    01/01/2012     1,500,000(e)        1,500,000
State Health Facilities Financing Authority (Capital
  Access Designated Pool Program), LOC Comerica Bank    4.05%    04/01/2013       200,000(e)          200,000

              See accompanying notes to investments in securities.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
INDIANA (CONTINUED)
State Health Facilities Financing Authority, LOC NBD
  Bank                                                  3.95%    11/01/2020  $  2,000,000(e)   $    2,000,000
State Health Facilities Financing Authority, LOC
  First Chicago                                         4.00%    01/01/2022     2,450,000(e)        2,450,000
State Hospital Equipment Financing Authority, MBIA
  Insured                                               4.05%    12/01/2015     1,500,000(e)        1,500,000
                                                                                               --------------
                                                                                                    8,350,000
                                                                                               --------------
IOWA (2.92%)
Iowa City G.O.                                          4.68%    06/01/2001       705,000             705,700
State Finance Authority Revenue (Burlington Medical
  Center), FSA Insured                                  4.30%    06/01/2027     1,400,000(e)        1,400,000
State Finance Authority Revenue (Diocese of Sioux
  City), LOC Wells Fargo                                4.55%    03/01/2019     2,000,000(e)        2,000,000
                                                                                               --------------
                                                                                                    4,105,700
                                                                                               --------------
KENTUCKY (2.18%)
State Property and Buildings Community Revenue,
  Escrowed In Governments                               4.23%    02/01/2001     1,000,000           1,000,000
State Property and Buildings Community Revenue,
  Escrowed In Governments                               4.35%    08/01/2001     2,000,000           2,063,477
                                                                                               --------------
                                                                                                    3,063,477
                                                                                               --------------
LOUISIANA (3.41%)
Ascension Parish, Parishwide School District, MBIA
  Insured                                               4.48%    03/01/2001     1,500,000           1,501,693
State Public Facilities Authority Health Care, AMBAC
  Insured                                               4.30%    03/07/2001     1,300,000           1,300,000
State Public Facilities Authority Health Care, AMBAC
  Insured                                               3.50%    04/02/2001     2,000,000           2,000,000
                                                                                               --------------
                                                                                                    4,801,693
                                                                                               --------------
MARYLAND (1.35%)
Montgomery County Housing Opportunities, Community
  Family Revenue (Oakwood Apartments), LOC FHLMC        4.00%    11/01/2007     1,900,000(e)        1,900,000
                                                                                               --------------
MICHIGAN (0.71%)
State Strategic Fund, LOC Barclays Bank                 4.20%    09/01/2030     1,000,000(e)        1,000,000
                                                                                               --------------
MINNESOTA (4.62%)
City of Arden Hills Housing and Health Care
  Facilities Revenue (Presbyterian Homes), LOC U.S.
  Bank                                                  4.25%    09/01/2029     2,796,000(e)        2,796,000
City of Cohasset Revenue (MN Power and Light
  Company), LOC ABN AMRO                                4.25%    12/01/2007       100,000(e)          100,000
St. Paul (Science Museum Project), LOC U.S. Bancorp     4.00%    05/01/2027     3,610,000(e)        3,610,000
                                                                                               --------------
                                                                                                    6,506,000
                                                                                               --------------
MISSISSIPPI (2.49%)
Claiborne County PCR, Guaranty: National Rural
  Utilities Cooperative Finance Corporation             4.20%    04/06/2001     3,500,000           3,500,000
                                                                                               --------------

              See accompanying notes to investments in securities.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
MISSOURI (4.64%)
Independence IDA (Groves & Graceland), LOC Credit
  Local de France                                       4.25%    11/01/2027  $  1,030,000(e)   $    1,030,000
Kansas City IDA Hospital Revenue (Resh Health
  Services), MBIA Insured                               4.40%    10/15/2014     3,500,000(e)        3,500,000
State Development Finance Board Infrastructure,
  Guaranty: Canadian Imperial Bank of Commerce          4.42%    12/01/2001     2,000,000           1,998,011
                                                                                               --------------
                                                                                                    6,528,011
                                                                                               --------------
NEW HAMPSHIRE (0.49%)
State Health and Educational Facilities Authority
  (Crotched Mtn Rehab Center), Guaranty: Crotched
  Mountain Foundation                                   4.80%    05/17/2001       685,000             686,314
                                                                                               --------------
NEW YORK (3.29%)
New York City G.O., AMBAC Insured                       4.20%    08/15/2018       500,000(e)          500,000
Niagara County IDA, LOC Wachovia Bank                   3.80%    11/15/2024     2,900,000(e)        2,900,000
State Energy Resource and Development, LOC Morgan
  Guaranty                                              4.10%    06/01/2029     1,225,000(e)        1,225,000
                                                                                               --------------
                                                                                                    4,625,000
                                                                                               --------------
NORTH CAROLINA (0.99%)
State Medical Care Commission Revenue, LOC First
  Union Bank                                            4.25%    10/01/2013     1,400,000(e)        1,400,000
                                                                                               --------------
OHIO (6.66%)
State Air Quality Development Authority PCR, FGIC
  Insured                                               4.15%    04/06/2001     3,100,000           3,100,000
State Housing Finance Agency Multifamily Housing
  Revenue (Kenwood Retirement), LOC Morgan Guaranty     4.35%    12/01/2015       900,000(e)          900,000
Warren County Health Care Facility (Otterbein Homes
  Project), LOC Fifth Third Bank                        5.00%    07/01/2023     5,378,000(e)        5,378,000
                                                                                               --------------
                                                                                                    9,378,000
                                                                                               --------------
PENNSYLVANIA (11.81%)
Allegheny County IDR (Longwood at Oakmont), LOC
  Dresdner Bank                                         4.25%    07/01/2027       985,000(e)          985,000
Allegheny County IDR (Longwood at Oakmont), LOC
  Dresdner Bank                                         4.25%    07/01/2027     1,500,000(e)        1,500,000
Dauphin County General Authority School District,
  AMBAC Insured                                         4.40%    09/01/2001     2,000,000           2,000,280
Delaware Valley Regional Finance Authority, LOC
  Credit Suisse First Boston                            4.00%    12/01/2020       100,000(e)          100,000
North Hills School District G.O., MBIA Insured          4.35%    07/15/2001     1,000,000           1,009,812
Quakertown Hospital Authority Revenue, LOC PNC Bank     4.10%    07/01/2005     5,000,000(e)        5,000,000
State Higher Education Facilities Authority Revenue
  (Medical College), Prerefunded                        4.33%    03/01/2001     1,000,000(e)        1,022,103
Washington County (Higher Education Pool Lease), LOC
  First Union Bank                                      4.60%    11/01/2005     5,000,000(e)        5,000,000
                                                                                               --------------
                                                                                                   16,617,195
                                                                                               --------------
SOUTH CAROLINA (4.01%)
York County PCR (Duke Energy Project), Guaranty:
  Duke Energy Corporation                               4.15%    02/13/2001     4,650,000           4,650,000
York County PCR (Duke Energy Project), Guaranty:
  Duke Energy Corporation                               3.65%    02/27/2001     1,000,000           1,000,000
                                                                                               --------------
                                                                                                    5,650,000
                                                                                               --------------

              See accompanying notes to investments in securities.

INSTITUTIONAL TAX FREE MONEY MARKET FUND

                                                                 MATURITY     PRINCIPAL            MARKET
                 NAME OF ISSUER(F)                      YIELD      DATE         AMOUNT            VALUE(A)
-------------------------------------------------------------------------------------------------------------
TENNESSEE (1.69%)
Metro Government, Nashville Davidson County, LOC
  Bank of America                                       4.65%    10/01/2026  $    800,000(e)   $      800,000
Nashville & Davison County Health and Education
  Facility (Meharry Medical College Project), LOC
  NationsBank                                           4.65%    08/01/2018     1,580,000(e)        1,580,000
                                                                                               --------------
                                                                                                    2,380,000
                                                                                               --------------
TEXAS (3.02%)
City of Corpus Christi Utility System Revenue, FSA
  Insured                                               4.35%    07/15/2001       970,000             969,746
City of Los Fresnos Consolidated ISD, G.O., PSF
  Guaranty                                              4.40%    08/15/2001     1,035,000           1,038,201
Laguna Madre Water District G.O., FGIC Insured          4.45%    06/01/2001     1,265,000           1,246,835
Tarrant County Water Control and Improvement,
  District #1 Revenue, Escrowed in Governments          4.40%    03/01/2001     1,000,000           1,001,000
                                                                                               --------------
                                                                                                    4,255,782
                                                                                               --------------
UTAH (2.70%)
Salt Lake City IDR (Parkview Plaza), LOC Bank One       4.05%    12/01/2014     3,800,000(e)        3,800,000
                                                                                               --------------
WASHINGTON (4.58%)
Lewis County Public Utility District, Escrowed in
  Governments                                           4.35%    10/01/2001     1,500,000           1,551,285
State Economic Development Revenue (Pioneer Human
  Services), LOC U.S. Bank                              4.60%    09/01/2018     1,000,000(e)        1,000,000
State Health Care Facilities Authority (Fred
  Hutchinson Cancer Center), LOC Bank Of America        4.40%    01/01/2029       800,000(e)          800,000
State Housing Finance Commission (Rockwood
  Retirement Home), LOC Wells Fargo                     4.60%    01/01/2030     3,100,000(e)        3,100,000
                                                                                               --------------
                                                                                                    6,451,285
                                                                                               --------------
WEST VIRGINIA (0.07%)
Marshall County Revenue (Bayer Project), Guaranty:
  Bayer Corporation                                     4.30%    03/01/2009       100,000(e)          100,000
                                                                                               --------------
WISCONSIN (3.34%)
La Crosse (Dairyland Power Cooperative), AMBAC
  Insured                                               4.20%    02/01/2015     2,200,000(e)        2,200,000
State School District Cash Flow Management Program,
  Guaranty: Fond du Lac School District                 4.35%    11/01/2001     2,500,000           2,507,192
                                                                                               --------------
                                                                                                    4,707,192
                                                                                               --------------
WYOMING (1.42%)
Sweetwater County PCR, LOC United Bank of
  Switzerland                                           4.20%    02/05/2001     2,000,000           2,000,000
-------------------------------------------------------------------------------------------------------------
Total Investments in Securities (cost:
  $139,896,399)(b)                                                                             $  139,896,399
-------------------------------------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

NOTES TO INVESTMENTS IN SECURITIES

--------------------------------------------------------------------------------

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Also represents cost for federal income tax purposes.
(c) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(d) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 2001.
(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 2001. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(f) Portfolio abbreviations:

                                AMBAC   -   American Municipal Bond Association Corporation
                                 CIBC   -   Canadian Imperial Bank of Commerce
                                 FGIC   -   Financial Guaranty Insurance Corporation
                                FHLMC   -   Federal Home Loan Mortgage Corporation
                                  FSA   -   Financial Security Assurance Corporation
                                   GO   -   General Obligation
                                 GECC   -   General Electric Capital Corporation
                                  IDA   -   Industrial Development Authority
                                  IDR   -   Industrial Development Revenue
                                  ISD   -   Independent School District
                                  LOC   -   Letter of Credit
                                 MBIA   -   Municipal Bond Insurance Association
                                 MFHR   -   Multi-Family Housing Revenue
                                  PCR   -   Pollution Control Revenue
                                  PSF   -   Permanent School Fund

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